Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounts Receivable, Net [Abstract]
Provisions for doubtful accounts	$ 443,163	$ 535,768	$ 1,122,743